Loss Before Income Tax - Schedule of Employee Benefits Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit Loss [Abstract]
Short-term benefits	$ 4,539,663	$ 5,628,025	$ 8,002,069
Post-employment benefits	200,045	325,059	424,157
Share-based payments
Equity-settled	132,200	42,511	451,060
Cash-settled	213,636	1,272	838,677
Total employee benefits expense	5,085,544	5,996,867	9,715,963
Employee benefits expense by function
General and administrative expenses	3,856,753	4,210,477	6,294,470
Research and development expenses	1,228,791	1,786,390	3,421,493
Total employee benefits expense	$ 5,085,544	$ 5,996,867	$ 9,715,963